FAIR VALUE MEASUREMENT (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	May 30, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jul. 23, 2025 CNY (¥)	Mar. 26, 2025 CNY (¥)
FAIR VALUE MEASUREMENT
Convertible bonds payable fair value		¥ 15,470,389	¥ 8,763,243
Impairment losses of long-lived assets		1,561,235	0	¥ 3,013,416
C-REIT
FAIR VALUE MEASUREMENT
Fair value of long term investments					¥ 480,000
Fair Value, Inputs, Level 3 | Data center level asset groups
FAIR VALUE MEASUREMENT
Fair value of impaired long-lived assets		1,324,236		1,614,347
Impairment losses of long-lived assets		¥ 1,561,235		¥ 3,013,416
Recurring | Discount rate | Fair Value, Inputs, Level 3
FAIR VALUE MEASUREMENT
Discount rate		0.10
Non recurring fair value
FAIR VALUE MEASUREMENT
Fair value of long term investments			¥ 7,537,604
Non recurring fair value | Convertible Bonds due 2032
FAIR VALUE MEASUREMENT
Additional issuance cost | $	$ 5,145
Non recurring fair value | ABS
FAIR VALUE MEASUREMENT
Fair value of long term investments						¥ 401,124
Non recurring fair value | C-REIT
FAIR VALUE MEASUREMENT
Fair value of long term investments					¥ 480,000
Non recurring fair value | Discount rate | Fair Value, Inputs, Level 3
FAIR VALUE MEASUREMENT
Long-lived assets, measurement input		0.085
Non recurring fair value | Discount rate | Fair Value, Inputs, Level 3 | ABS
FAIR VALUE MEASUREMENT
Long-term investment, measurement input						0.10
Non recurring fair value | Utilization rate | Fair Value, Inputs, Level 3 | Minimum
FAIR VALUE MEASUREMENT
Long-lived assets, measurement input		90
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Data center project company Beijing
FAIR VALUE MEASUREMENT
Consideration receivable after offsetting, fair value		¥ 363,798				¥ 1,190,782
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Data center project company Beijing | ABS
FAIR VALUE MEASUREMENT
Payment of subscription price		¥ 313,794